UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY 10017

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 443-1021

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

ANNUAL REPORT

OCTOBER 31, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on Third Avenue’s website www.thirdave.com/fund-literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting 800-443-1021 or following instructions included with this disclosure. Your election to receive reports in paper will apply to all funds held with Third Avenue.

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Table of Contents

Third Avenue Value Fund	Page 2

Third Avenue Small-Cap Value Fund	Page 14

Third Avenue Real Estate Value Fund	Page 26

Third Avenue International Real Estate Value Fund	Page 38

Statement of Assets and Liabilities	Page 48

Statements of Operations	Page 50

Statements of Changes in Net Assets	Page 52

Financial Highlights	Page 55

Notes to Financial Statements	Page 69

Report of Independent Registered Public Accounting Firm	Page 112

Management of the Trust	Page 114

Schedule of Shareholder Expenses	Page 118

Federal Tax Status of Dividends and Distributions	Page 120

Third Avenue Trust

Third Avenue Value Fund

Portfolio Management Discussion

October 31, 2021 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2021
	One Year ended 10/31/21	Three Year	Five Year	Ten Year	Since Inception Z Class *
Third Avenue Value Fund Investor Class†	65.61%	10.53%	7.47%	7.43%	N/A
Third Avenue Value Fund Institutional Class^	66.02%	10.80%	7.74%	7.70%	N/A
Third Avenue Value Fund Z Class#	66.19%	10.91%	N/A	N/A	5.11%
MSCI World Index	41.05%	18.82%	16.06%	12.81%	14.26%

*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on November 1, 1990.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.52%, 1.27% and 1.15% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2021 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2022 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our website at www.thirdave.com. Current performance may be lower or higher than performance quoted.

Third Avenue Trust

Third Avenue Value Fund

Portfolio Management Discussion (continued)

October 31, 2021 (Unaudited)

The Fund generated returns of 65.61%, 66.02% and 66.19% for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the MSCI World Index, returned 41.05% over the same period.

During the twelve month period ending October 31, 2021, value strategies performed well, broadly speaking. For example, the MSCI World Value Index returned 42.69%, outperforming the MSCI World Growth Index by more than 3%. Furthermore, the Fund substantially outperformed both broad market indices, such as the MSCI World, and value-oriented indices, such as the MSCI World Value Index, over the one year period. While the Fund’s strategy is definitively value-oriented, an opportunistic, bottom-up approach to global value investing typically results in a portfolio with very high active share1 relative to both broad market indices and value-oriented indices. In this particular one year time period, the Fund’s unusually large return was influenced by a rapid rebound from the economic slowdown suffered in 2020, as a result of the COVID-19 pandemic. From a security valuation perspective, industrial businesses, natural resource companies and businesses which benefit from higher interest rates all saw valuations reach unusually low levels during the first half of 2020. Conversely, the subsequent rapid economic recovery also led to a swift valuation recovery for many of those same types of businesses, which became leading contributors to Fund performance towards the end of 2020 and into 2021. Therefore, Fund outperformance was driven by important contributions from investments in copper mining companies, such as Capstone Mining Corp. and Lundin Mining Corp., as well as from investments in European banks, such as Bank of Ireland PLC and Deutsche Bank AG. Investments in building products companies, such as Interfor Corp. and Mohawk Industries, Inc., also made important positive contributions. Auto manufacturers Bayerische Motoren Werke AG (“BMW”) and Daimler AG were also among the top contributors to Fund performance. Investments making negative contributions to performance during the trailing twelve month period include Tidewater Inc. 8.00% bonds, due 2022, Fila Holdings Corp., Genting Singapore, Ltd., Federal National Mortgage Association common stock, and SPDR S&P 500 ETF Trust put options.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S

HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2021, AND ARE SUBJECT TO CHANGE.

The Fund’s performance may be influenced by a foreign country’s political, social and economic situation. Other risks include currency fluctuations, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Fund. These and other risks are described more fully in the Fund’s prospectus.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets. The MSCI

Third Avenue Trust

Third Avenue Value Fund

Portfolio Management Discussion (continued)

October 31, 2021 (Unaudited)

World Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

1 Active share is the percentage of a fund’s portfolio that differs from the benchmark index.

Third Avenue Trust

Third Avenue Value Fund - Investor Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

VALUE FUND – INVESTOR CLASS (TVFVX)

AND THE MSCI WORLD INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2021

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
65.61%	10.53%	7.47%	7.43%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been

Third Avenue Trust

Third Avenue Value Fund - Investor Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund - Institutional Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

VALUE FUND – INSTITUTIONAL CLASS (TAVFX)

AND THE MSCI WORLD INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2021

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
66.02%	10.80%	7.74%	7.70%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher

Third Avenue Trust

Third Avenue Value Fund - Institutional Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund - Z Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

VALUE FUND – Z CLASS (TAVZX)

AND THE MSCI WORLD INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH OCTOBER 31, 2021

Average Annual Total Return

1 Year	3 Year	Since Inception (3/1/18)
66.19%	10.91%	5.11%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Value Fund - Z Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at October 31, 2021

Shares	Security†	Value (Note 1)

Common Stocks - 94.26%
	Aerospace & Defense - 2.72%
157,240	Dassault Aviation S.A. (France)	$16,432,189

	Automotive - 8.08%
275,592	Bayerische Motoren Werke AG (Germany)	27,844,725
210,791	Daimler AG (Germany)	20,923,626

		48,768,351

	Banks - 17.28%
8,250,585	Bank of Ireland Group PLC (Ireland) (a)	49,150,316
324,095	Comerica, Inc.	27,577,244
2,146,410	Deutsche Bank AG (Germany) (a)	27,571,322

		104,298,882

	Building Products - 4.82%
791,108	Buzzi Unicem SpA (Italy)	18,451,362
60,057	Mohawk Industries, Inc. (a)	10,642,701

		29,094,063

	Consumer Products - 1.16%
219,791	Fila Holdings Corp. (South Korea)	7,002,736

	Diversified Holding Companies - 7.34%
3,427,082	CK Hutchison Holdings, Ltd. (Cayman Islands)	22,976,606
905,100	Jardine Cycle & Carriage, Ltd. (Singapore)	15,130,752
3,318,103	Quinenco S.A. (Chile)	6,240,563

		44,347,921

	Engineering & Construction - 3.20%
648,285	Boskalis Westminster (Netherlands)	19,334,617

	Financial Services - 2.57%
316,443	Lazard, Ltd., Class A (Bermuda)	15,502,543

	Forest Products & Paper - 5.55%
1,462,455	Interfor Corp. (Canada)	33,488,991

	Insurance - 4.12%
962,406	Old Republic International Corp.	24,858,947

	Metals & Mining - 15.33%
8,061,084	Capstone Mining Corp. (Canada) (a)	33,804,966
2,591,497	Lundin Mining Corp. (Canada)	22,552,054
1,509,204	Warrior Met Coal, Inc.	36,175,620

		92,532,640

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies - 3.34%
2,088,569	CK Asset Holdings, Ltd. (Cayman Islands)	$12,901,213
12,573,300	Genting Singapore, Ltd. (Singapore)	7,269,922

		20,171,135

	Oil & Gas Production & Services - 9.15%
153,983	Drilling Co. of 1972 A/S (The) (Denmark) (a)	5,519,576
2,475,621	Subsea 7, S.A. (Luxembourg)	22,222,433
1,452,448	Tidewater, Inc. (a)	17,618,194
280,150	Valaris, Ltd. (Bermuda) (a)	9,866,883

		55,227,086

	Retail - 2.19%
314,500	Seven & i Holdings Co., Ltd. (Japan)	13,204,212

	Transportation Infrastructure - 4.34%
865,394	Hawaiian Holdings, Inc. (a)	16,745,374
44,038,127	Hutchison Port Holdings Trust (Singapore)	9,486,297

		26,231,671

	U.S. Real Estate Operating Companies - 3.07%
2,515,294	Five Point Holdings, LLC, Class A (a)	18,512,564

	Total Common Stocks (Cost $476,631,977)	569,008,548

Purchased Options - 0.77%
	Total Purchased Options (see below for details) (Cost $4,596,000)	4,613,209

	Total Investment Portfolio - 95.03% (Cost $481,227,977)	573,621,757
	Other Assets less Liabilities - 4.97%	30,030,000

	NET ASSETS - 100.00%	$603,651,757

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Summary of Investments by Sector	% of Net Assets
Banks	17.28%
Metals & Mining	15.33
Oil & Gas Production & Services	9.15
Automotive	8.08
Diversified Holding Companies	7.34
Forest Products & Paper	5.55
Building Products	4.82
Transportation Infrastructure	4.34
Insurance	4.12
Non-U.S. Real Estate Operating Companies	3.34
Engineering & Construction	3.20
U.S. Real Estate Operating Companies	3.07
Aerospace & Defense	2.72
Financial Services	2.57
Retail	2.19
Consumer Products	1.16
Purchased Options	0.77
Other Assets less Liabilities	4.97

Total	100.00%

Country Concentration	% of Net Assets
United States	25.97%
Canada	14.88
Germany	12.65
Ireland	8.14
Cayman Islands	5.94
Singapore	5.28
Bermuda	4.20
Luxembourg	3.68
Netherlands	3.20
Italy	3.06
France	2.72
Japan	2.19
South Korea	1.16
Chile	1.04
Denmark	0.92

Total	95.03%

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	4,000	$183,700,000	430.00 USD	03/18/22	$4,613,209

Total Purchased Options (Cost $4,596,000)						$4,613,209

ETF: Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio Management Discussion

October 31, 2021 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2021
	One Year Ended 10/31/21	Three Year	Five Year	Ten Year	Since Inception Z Class *
Third Avenue Small-Cap Value Fund Investor Class†	43.47%	9.26%	9.28%	9.65%	N/A
Third Avenue Small-Cap Value Fund Institutional Class^	43.79%	9.51%	9.56%	9.91%	N/A
Third Avenue Small-Cap Value Fund Z Class#	44.00%	9.64%	N/A	N/A	7.52%
Russell 2000 Value Index	64.30%	13.44%	12.61%	12.12%	11.30%

*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on April 1, 1997.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Small-Cap Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.58%, 1.29% and 1.20% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2021 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2022 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our website at www.thirdave.com. Current performance may be lower or higher than performance quoted.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio Management Discussion (continued)

October 31, 2021 (Unaudited)

The Fund generated returns of 43.47%, 43.79%, and 44.00% for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the Russell 2000 Value Index, returned 64.30% over the same period.

Fund Management has maintained a commitment to shareholders by positioning the portfolio within the context of the deep-value roots instilled by Third Avenue’s late founder, Marty Whitman. As such, the Fund finds itself more concentrated among companies that trade at substantial discounts to what Fund Management deems to be their intrinsic net asset value. We remain committed to a concentrated portfolio of companies with what we believe are healthy balance sheets that are misunderstood by the market.

The Fund’s top performers during the fiscal year were MYR Group, Inc. (“MYRG”), Cooper Tire and Rubber Co. (“CTB”) and regional bank holdings UMB Financial Corp. (“UMBF”) and Washington Trust Bancorp, Inc. (“WASH”). MYRG is an engineering and construction company dedicated to serving the electric utility industry and other commercial markets. CTB is tire manufacturer which caters predominantly to the replacement market. MYRG benefitted from utility companies spending to modernize the electric grid and CTB was acquired by Goodyear Tire and Rubber Co. at a substantial premium in early 2021. The regional bank positions gained after experiencing better than expected loan growth coupled with disciplined loan underwriting. The strong absolute performance exceeded the indices and their respective sector performance (MYRG: Industrials, CTB: Consumer Discretionary, UMBF and WASH: Financials).

The Fund’s relative performance was dragged down by its Consumer Discretionary positions. The Consumer Discretionary sector has rebounded strongly since the rollout of the COVID-19 vaccine in late 2020. The Fund’s positions lagged as companies with compromised balance sheets and more exposure to re-opening such as restaurants, hotels and movie theatres have generated returns far exceeding the Index. Supply chain woes have also negatively impacted Fund companies such as consumer appliance manufacturer, Hamilton Beach Brands Holding Co. (“HBB”) and auto supplier, Visteon Corp. (“VC”). Both companies are well-capitalized and benefitting from robust demand for their products we feel giving them time and resources to manage through the supply chain bottlenecks.

Fund Management remains optimistic that if rates rise and credit tightens, the Fund’s positioning in well-capitalized companies with strong capital allocation frameworks will be rewarded.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2021, AND ARE SUBJECT TO CHANGE.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio Management Discussion (continued)

October 31, 2021 (Unaudited)

Small-cap companies carry additional risks because their share prices may be more volatile, and their securities may be less liquid than larger, more established companies. Such investments may increase the risk of greater price fluctuations. These and other risks are described more fully in the Fund’s prospectus.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Investor Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

SMALL-CAP VALUE FUND – INVESTOR CLASS (TVSVX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2021

Average Annual Total Return
1 Year	3 Year	5 Year	10 Year
43.47%	9.26%	9.28%	9.65%

* Assumes reinvestment of all distributions.

† Includes the use of derivatives.

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Investor Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Institutional Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

SMALL-CAP VALUE FUND – INSTITUTIONAL CLASS (TASCX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2021

Average Annual Total Return
1 Year	3 Year	5 Year	10 Year
43.79%	9.51%	9.56%	9.91%

* Assumes reinvestment of all distributions.

† Includes the use of derivatives.

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Institutional Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Z Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

SMALL-CAP VALUE FUND – Z CLASS (TASZX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2021

Average Annual Total Return
1 Year	3 Year	Since Inception (3/1/18)
44.00%	9.64%	7.52%

* Assumes reinvestment of all distributions.

† Includes the use of derivatives.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Z Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at October 31, 2021

Principal Amount($)	Security†	Value (Note 1)

Corporate Bonds - 0.98%
	Oil & Gas Production & Services - 0.98%
1,656,549	Tidewater, Inc., 8.000%, due 8/1/22.	$1,701,127

	Total Corporate Bonds (Cost $1,574,129)	1,701,127

Shares

Common Stocks - 91.30%
	Auto Parts & Services - 3.63%
26,078	Dorman Products, Inc. (a)	2,722,022
31,709	Visteon Corp. (a)	3,588,824

		6,310,846

	Bank & Thrifts - 22.57%
107,928	Prosperity Bancshares, Inc.	8,128,058
164,220	Southside Bancshares, Inc.	6,785,570
145,792	UMB Financial Corp.	14,407,166
182,346	Washington Trust Bancorp, Inc.	9,967,032

		39,287,826

	Commercial Services - 2.07%
51,146	Madison Square Garden Entertainment Corp. (a)	3,604,259

	Conglomerates - 5.15%
2,329	Seaboard Corp.	8,966,697

	Consulting & Information Technology Services - 4.81%
83,391	ICF International, Inc.	8,379,962

	Consumer Discretionary - 5.48%
281,191	Hamilton Beach Brands Holding Co., Class A	4,217,865
174,128	Liberty Media Corp.-Liberty Braves, Class A (a)	5,323,093

		9,540,958

	Consumer Staples - 2.89%
139,635	Cal-Maine Foods, Inc.	5,035,238

	Financials - 6.64%
193,259	Brightsphere Investment Group, Inc.	5,793,905
2,690,179	Westaim Corp. (The) (Canada) (a)	5,760,322

		11,554,227

	Home Building - 3.23%
232,252	TRI Pointe Homes, Inc. (a)	5,618,176

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Equipment - 2.77%
31,880	Alamo Group, Inc.	$4,820,256

	Industrial Services - 13.56%
52,390	Comfort Systems USA, Inc.	4,792,113
45,788	EMCOR Group, Inc.	5,562,784
100,862	MYR Group, Inc. (a)	10,303,053
14,863	UniFirst Corp.	2,942,280

		23,600,230

	Insurance & Reinsurance - 3.91%
297,038	ProAssurance Corp.	6,805,141

	Metals Manufacturing - 2.91%
52,160	Kaiser Aluminum Corp.	5,066,822

	Oil & Gas Production & Services - 3.06%
438,541	Tidewater, Inc. (a)	5,319,502

	Real Estate - 4.99%
151,986	FRP Holdings, Inc. (a)	8,693,599

	Telecommunications - 1.01%
43,072	ATN International, Inc.	1,756,476

	U.S. Real Estate Investment Trusts - 1.48%
108,336	InvenTrust Properties Corp.	2,570,813

	U.S. Real Estate Operating Companies - 1.14%
269,797	Five Point Holdings, LLC, Class A (a)	1,985,706

	Total Common Stocks (Cost $97,673,852)	158,916,734

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Shares	Security†	Value (Note 1)

Closed-End Fund - 2.80%
	Financials - 2.80%
111,210	Central Securities Corp.	$4,876,558

	Total Closed-End Fund (Cost $3,007,112)	4,876,558

	Total Investment Portfolio - 95.08% (Cost $102,255,093)	165,494,419
	Other Assets less Liabilities - 4.92%	8,562,931

	NET ASSETS - 100.00%	$174,057,350

Notes:

(a)  Non-income producing security.

†    U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets
Bank & Thrifts	22.57%
Industrial Services	13.56
Financials	9.44
Consumer Discretionary	5.48
Conglomerates	5.15
Real Estate	4.99
Consulting & Information Technology Services	4.81
Oil & Gas Production & Services	4.04
Insurance & Reinsurance	3.91
Auto Parts & Services	3.63
Home Building	3.23
Metals Manufacturing	2.91
Consumer Staples	2.89
Industrial Equipment	2.77
Commercial Services	2.07
U.S. Real Estate Investment Trusts	1.48
U.S. Real Estate Operating Companies	1.14
Telecommunications	1.01
Other Assets less Liabilities	4.92

Total	100.00%

Country Concentration	% of Net Assets
United States	91.77%
Canada	3.31

Total	95.08%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio Management Discussion

October 31, 2021 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2021
	One Year ended 10/31/21	Three Year	Five Year	Ten Year	Since Inception Z Class *
Third Avenue Real Estate Value Fund Investor Class†	46.75%	9.50%	6.54%	8.66%	N/A
Third Avenue Real Estate Value Fund Institutional Class^	47.05%	9.76%	6.81%	8.93%	N/A
Third Avenue Real Estate Value Fund Z Class#	47.21%	9.86%	N/A	N/A	4.04%
FTSE EPRA/NAREIT Developed Index	43.37%	10.66%	8.00%	8.61%	9.79%

*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on September 17, 1998.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Real Estate Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.47%, 1.18% and 1.08% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2021 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2022 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our website at www.thirdave.com. Current performance may be lower or higher than performance quoted.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio Management Discussion (continued)

October 31, 2021 (Unaudited)

The Fund generated returns of 46.75%, 47.05%, and 47.21% for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the FTSE EPRA/NAREIT Developed Index, returned 43.37% over the same period.

During the year, global real estate markets (and security prices) were largely in a period of recovery after “stay-at-home orders” implemented during the early stages of the COVID-19 pandemic in the prior year were lifted - thus leading to a recovery in economic activity in most developed markets. The Fund’s investment strategy, which seeks long-term capital appreciation by investing in a wide set of real estate and real estate-related businesses, benefitted from this rebound in activity. In particular, a number of the Fund’s investments in more economically-sensitive holdings, such as real estate operating companies and residential-related businesses, reported record results during the period leading to an increase in price (and value) for most securities within this segment of the portfolio.

Notable contributors to performance during the 2021 fiscal year included the Fund’s investments in real estate operating companies that are not components of the benchmark but control distinctive platforms expanding in scope and value (Brookfield Asset Management, Inc., AMERCO, and Five Point Holdings, LLC). Another meaningful contributor to performance included the Fund’s investment in a UK-based property company that was privatized at a significant premium during the period (St. Modwen Properties PLC).

The primary detractors during the period included the Fund’s investments in the preferred equity and common stock of the Federal National Mortgage Association (“Fannie Mae”) - a leading provider of residential mortgage financing in the U.S.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2021, AND ARE SUBJECT TO CHANGE.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund’s investments in small and medium capitalization stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund’s prospectus.

The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The FTSE EPRA/NAREIT Developed Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Investor Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

REAL ESTATE VALUE FUND – INVESTOR CLASS (TVRVX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2021

Average Annual Total Return
1 Year	3 Year	5 Year	10 Year
46.75%	9.50%	6.54%	8.66%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

(1)	Represents TVRVX.
(2)	Represents FTSE EPRA/NAREIT Developed Index.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Investor Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Institutional Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

REAL ESTATE VALUE FUND – INSTITUTIONAL CLASS (TAREX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2021

Average Annual Total Return
1 Year	3 Year	5 Year	10 Year
47.05%	9.76%	6.81%	8.93%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher

Third Avenue Trust

Third Avenue Real Estate Value Fund - Institutional Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Z Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

REAL ESTATE VALUE FUND – Z CLASS (TARZX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2021

Average Annual Total Return
1 Year	3 Year	Since Inception (3/1/18)
47.21%	9.86%	4.04%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Z Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at October 31, 2021

Principal Amount‡		Security†	Value (Note 1)

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
39,404	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/22 (Luxembourg)(a)(b)(c)(d)	$—

		Total Term Loans (Cost $49,457)	—

Shares

Common Stocks - 94.80%
		Consulting/Management - 4.68%
133,632		CBRE Group, Inc., Class A (e)	13,908,419
200,409		Fidelity National Financial, Inc.	9,601,595

			23,510,014

		Forest Products & Paper - 9.63%
660,433		Rayonier, Inc., REIT	24,653,964
664,859		Weyerhaeuser Co., REIT	23,748,763

			48,402,727

		Industrial Services - 5.00%
34,071		AMERCO	25,109,986

		Non-U.S. Homebuilder - 3.67%
309,499		Berkeley Group Holdings PLC (United Kingdom)	18,461,174

		Non-U.S. Real Estate Consulting/Management - 2.18%
564,671		Savills PLC (United Kingdom)	10,958,028

		Non-U.S. Real Estate Investment Trusts - 11.13%
536,245		Big Yellow Group PLC (United Kingdom)	10,854,057
372,577		Derwent London PLC (United Kingdom)	17,233,840
2,396,772		National Storage REIT (Australia)	4,339,417
1,331,444		Segro PLC (United Kingdom)	23,532,673

			55,959,987

		Non-U.S. Real Estate Operating Companies - 21.88%
664,185		Brookfield Asset Management, Inc., Class A (Canada)	40,110,132
3,398,923		CK Asset Holdings, Ltd. (Cayman Islands)	20,995,347
1,893,439		Grainger PLC (United Kingdom)	7,963,499
3,496,987		Henderson Land Development Co., Ltd. (Hong Kong)	14,642,524
233,427		PATRIZIA AG (Germany)	6,449,214

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
5,689,776	Wharf Holdings Ltd. (The) (Hong Kong)	$19,782,042

		109,942,758

	Retail-Building Products - 4.38%
94,031	Lowe’s Cos., Inc.	21,986,329

	U.S. Homebuilder - 5.85%
358,446	Lennar Corp., Class B	29,421,248

	U.S. Real Estate Investment Trusts - 17.21%
406,121	American Homes 4 Rent, Class A	16,488,513
24,284	Essex Property Trust, Inc.	8,254,860
163,375	First Industrial Realty Trust, Inc.	9,513,326
138,094	InvenTrust Properties Corp.	3,276,971
280,434	JBG SMITH Properties	8,093,325
361,006	Preferred Apartment Communities, Inc.	4,552,286
204,923	Prologis, Inc.	29,705,638
155,407	Vornado Realty Trust	6,625,000

		86,509,919

	U.S. Real Estate Operating Companies - 9.19%
4,413,953	Five Point Holdings, LLC, Class A (e)(f)	32,486,694
101,800	Stratus Properties, Inc. (e)	3,469,344
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	10,243,533
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		46,199,571

	Total Common Stocks (Cost $299,634,496)	476,461,741

Preferred Stocks - 3.09%
	Mortgage Finance - 3.09%
2,489,375	Federal Home Loan Mortgage Corp., 8.375% (e)	8,040,681
2,147,850	Federal National Mortgage Association, 8.250% (e)	7,474,518

	Total Preferred Stocks (Cost $8,980,723)	15,515,199

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Security†	Value (Note 1)

Purchased Options - 0.00%*
Total Purchased Options (see below for details) (Cost $56,832)	$12,367

Total Investment Portfolio - 97.89% (Cost $308,721,508)	491,989,307
Other Assets less Liabilities - 2.11%	10,603,952

NET ASSETS - 100.00%	$502,593,259

Notes:
(a)	Security is fair valued by the valuation committee in accordance with the policies established by the Board of Trustees.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of October 31, 2021.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit

5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$2.01
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00
At October 31, 2021, the restricted securities had a total market value of $10,243,533 or 2.04% of net assets.

‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.

EUR: Euro.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	21.88%
U.S. Real Estate Investment Trusts	17.21
Non-U.S. Real Estate Investment Trusts	11.13
Forest Products & Paper	9.63
U.S. Real Estate Operating Companies	9.19
U.S. Homebuilder	5.85
Industrial Services	5.00
Consulting/Management	4.68
Retail-Building Products	4.38
Non-U.S. Homebuilder	3.67
Mortgage Finance	3.09
Non-U.S. Real Estate Consulting/Management	2.18
Purchased Options	0.00 *
Other Assets less Liabilities	2.11

Total	100.00%

Country Concentration	% of Net Assets
United States	59.03%
United Kingdom	17.71
Canada	7.98
Hong Kong	6.85
Cayman Islands	4.18
Germany	1.28
Australia	0.86
Luxembourg	0.00 *

Total	97.89%

* Amount less than 0.01%.

* Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	44,400,000	$44,400,000	7.90 HKD	02/07/22	$12,367

Total Purchased Options (Cost $56,832)						$12,367

HKD: Hong Kong Dollar.

USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio Management Discussion

October 31, 2021 (Unaudited)

			Average Annual Returns for the Periods Ended October 31, 2021
	Ten Months ended 10/31/21	One Year ended 10/31/21	Three Year	Five Year	Since Inception Institutional Class	Since Inception Z Class
Third Avenue International Real Estate Value Fund Institutional Class^, *	14.84%	35.88%	13.79%	11.54%	7.47%	N/A
Third Avenue International Real Estate Value Fund Z Class #	14.85%	35.83%	13.80%	N/A	N/A	8.76%
FTSE EPRA NAREIT Global ex US Index*	5.81%	24.01%	6.58%	6.18%	5.01%	2.44%
MSCI ACWI ex USA IMI Core Real Estate Index*	6.22%	24.68%	6.82%	5.95%	5.25%	2.30%

*

The Fund changed its primary benchmark from the MSCI ACWI ex USA IMI Core Real Estate Index to the FTSE EPRA NAREIT Global ex US Index. The Adviser believes that the FTSE EPRA NAREIT Global ex US Index is a more appropriate benchmark as many funds in the Real Estate sector utilize the benchmark and as many institutional investors benchmark their real estate allocations against that benchmark.

^	Institutional Class commenced investment operations on March 19, 2014.
#	Z Class commenced investment operations on April 20, 2018.

Third Avenue International Real Estate Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.68% and 1.58% for the Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.03% and 1.03% for the Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated April 12, 2021 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until April 30, 2022 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.00% and 1.00% for the Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess.

The Fund commenced operations on April 12, 2021 as a result of a reorganization in which the Fund acquired all of the assets and assumption of all stated liabilities, of the Third Avenue International Real Estate Value Fund, (formerly, REMS International Real Estate Value-Opportunity Fund), a series of the World Funds Trust (the “Predecessor Fund”). The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. The Fund has adopted the historical performance and financial records of the Predecessor Fund. The Fund and the Predecessor Fund have the same investment objective and substantially similar investment management policies. The performance shown for periods prior to April 12, 2021 represents the performance for the Predecessor Fund.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio Management Discussion (continued)

October 31, 2021 (Unaudited)

money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our website at www.thirdave.com. Current performance may be lower or higher than performance quoted.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio Management Discussion (continued)

October 31, 2021 (Unaudited)

The Fund generated returns of 14.84%, and 14.85% for the Institutional and Z share classes over the period from January 1, 2021 through October 31, 2021, respectively. The Fund’s benchmark, the FTSE EPRA NAREIT Global ex US Index, returned 5.81% over the same period.

The Fund seeks to deliver attractive returns by investing in a broad set on public real estate securities outside the US. Over the year, real estate securities share price performance was positively impacted by the lifting of COVID-19 related restrictions which resulted in increased economic activity. However, public securities with a substantial exposure to office and retail assets did not recover as quickly, nor did many Asian and emerging markets exposed entities. The Fund’s concentrated exposure in more specialized real estate asset types like self-storage and multifamily in developed markets was thus a positive over the year.

Notable contributors to performance during the period included the Fund’s investments in geographically focused residential real estate entities including Boardwalk Real Estate Investment Trust in Alberta Canada, and Glenveagh Properties PLC in Dublin Ireland. Diversified Asian real estate operating companies Wharf Holdings Ltd. in Hong Kong and CapitaLand Ltd. in Singapore were also notable contributors together with the Fund’s investments in three self-storage real estate entities.

The primary detractors during the period included the Fund’s investment in Chinese real estate owner, developer and manager China Vanke Co., Ltd., along with Brazilian office owner and manager BR Properties, S.A.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2021, AND ARE SUBJECT TO CHANGE.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund’s investments in small and medium capitalization stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund’s prospectus.

The FTSE EPRA NAREIT Global ex US Index is designed to track the performance of listed real estate companies and REITS in both developed and emerging markets. The MSCI ACWI ex USA IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 22 Developed Markets (DM) and 26 Emerging Markets (EM) countries engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The FTSE EPRA NAREIT Global ex US Index and the MSCI ACWI ex USA IMI Core Real Estate Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue International Real Estate Value Fund - Institutional Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

INTERNATIONAL REAL ESTATE VALUE FUND – INSTITUTIONAL CLASS (REIFX),

THE FTSE EPRA NAREIT GLOBAL ex US INDEX AND THE MSCI ACWI ex USA IMI CORE

REAL ESTATE INDEX

FOR THE PERIOD FROM MARCH 19, 2014 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2021

Average Annual Total Return
1 Year	3 Year	5 Year	Since Inception (3/19/14)
35.88%	13.79%	11.54%	7.47%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue International Real Estate Value Fund - Institutional Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue International Real Estate Value Fund - Z Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

INTERNATIONAL REAL ESTATE VALUE FUND – Z CLASS (REIZX),

THE FTSE EPRA NAREIT GLOBAL ex US INDEX AND THE MSCI ACWI ex USA IMI CORE

REAL ESTATE INDEX

FOR THE PERIOD FROM APRIL 20, 2018 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2021

Average Annual Total Return
1 Year	3 Year	Since Inception (4/20/18)
35.83%	13.80%	8.76%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue International Real Estate Value Fund - Z Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at October 31, 2021

Shares	Security	Value (Note 1)

Common Stocks - 92.35%
	Non-U.S. Homebuilder - 12.96%
67,702	Aedas Homes S.A. (Spain) (a)	$1,944,848
685,000	China Vanke Co., Ltd., Class H (China)	1,600,455
2,180,567	Glenveagh Properties PLC (Ireland) (a)(b)	2,760,206

		6,305,509

	Non-U.S. Infrastructure - 2.94%
230,999	Sydney Airport (Australia) (b)	1,432,526

	Non-U.S. Real Estate Investment Trusts - 28.10%
146,133	Big Yellow Group PLC (United Kingdom)	2,957,857
60,475	Boardwalk Real Estate Investment Trust (Canada)	2,608,889
35,555	Derwent London PLC (United Kingdom)	1,644,624
1,056,774	Irish Residential Properties REIT PLC (Ireland)	1,991,258
120,044	Merlin Properties Socimi S.A. (Spain)	1,300,038
1,753,520	National Storage REIT (Australia)	3,174,793

		13,677,459

	Non-U.S. Real Estate Operating Companies - 48.35%
851,592	Centuria Capital Group (Australia)	2,069,692
1,401,340	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,439,481
644,200	ESR Cayman, Ltd. (Cayman Islands) (a)(b)	2,084,544
607,385	Grainger PLC (United Kingdom)	2,554,563
264,013	LOG Commercial Properties e Participacoes S.A. (Brazil)	1,103,056
64,400	Nomura Real Estate Holdings, Inc. (Japan)	1,570,033
35,186	Shurgard Self Storage S.A. (Luxembourg)	2,155,776
2,141,000	SUNeVision Holdings, Ltd. (Cayman Islands)	1,965,743
1,763,000	Swire Pacific, Ltd., Class B (Hong Kong)	1,852,019
150,800	Tosei Corp. (Japan)	1,449,609
52,470	VIB Vermoegen AG (Germany)	2,471,704
523,448	Wharf Holdings Ltd. (The) (Hong Kong)	1,819,908

		23,536,128

	Total Common Stocks (Cost $35,467,118)	44,951,622

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Security	Value (Note 1)

Purchased Options - 0.17%
Total Purchased Options (see below for details) (Cost $207,340)	$83,308

Total Investment Portfolio - 92.52% (Cost $35,674,458)	45,034,930
Other Assets less Liabilities - 7.48%	3,640,940

NET ASSETS - 100.00%	$48,675,870

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	48.35%
Non-U.S. Real Estate Investment Trusts	28.10
Non-U.S. Homebuilder	12.96
Non-U.S. Infrastructure	2.94
Purchased Options	0.17
Other Assets less Liabilities	7.48

Total	100.00%

Country Concentration	% of Net Assets
United Kingdom	14.70%
Australia	13.72
Ireland	9.76
Cayman Islands	8.32
Hong Kong	7.54
Spain	6.67
Japan	6.20
Canada	5.36
Germany	5.08
Mexico	5.01
Luxembourg	4.43
China	3.29
Brazil	2.27
United States	0.17

Total	92.52%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2021

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Vanguard FTSE Europe ETF, Put	Goldman Sachs & Co.	1,750	$12,059,250	61.00 USD	01/21/22	$83,308

Total Purchased Options (Cost $207,340)						$83,308

ETF: Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Assets and Liabilities

at October 31, 2021

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Assets:
Investments at value (Notes 1 & 4):
Unaffiliated issuers†	$569,008,548	$165,494,419	$449,246,713	$44,951,622
Affiliated issuers‡	—	—	42,730,227	—
Cash	35,671,369	8,642,953	10,292,231	3,691,543
Foreign currency at value^	587,207	—	13,208	—
Purchased options at value*	4,613,209	—	12,367	83,308
Foreign tax reclaims receivable	1,725,858	—	454,262	98,706
Dividends and interest receivables	662,304	70,686	75,225	30,835
Receivable for securities sold	225,577	205,237	1,997,593	—
Receivable for fund shares sold	18,371	26,579	56,916	952
Other assets	72,139	34,607	62,955	5,046

Total assets	612,584,582	174,474,481	504,941,697	48,862,012

Liabilities:
Cash received from counterparty for collateral	4,650,000	—	—	—
Payable to Adviser (Note 3)	439,478	106,894	363,299	12,368
Interest payable (Note 1)	340,402	—	—	—
Payable for fund shares redeemed	243,696	213,241	1,787,911	—
Payable for auditing and tax fees	64,757	33,882	34,757	39,757
Payable for transfer agent fees	47,095	17,917	22,810	16,259
Payable for accounting and administration fees	36,662	13,022	31,500	19,614
Payable for reports to shareholders	36,010	15,103	40,329	15,752
Payable for shareholder servicing fees (Note 3)	35,195	9,498	40,762	—
Distribution fees payable (Note 5)	2,113	778	7,660	—
Payables to trustees and officers	1,830	487	1,308	5,090
Accrued expenses	27,200	6,309	18,102	16,957
IRS compliance fee for foreign tax claims (Note 1)	3,008,387	—	—	—
Payable for securities purchased	—	—	—	60,345

Total liabilities	8,932,825	417,131	2,348,438	186,142

Net assets	$603,651,757	$174,057,350	$502,593,259	$48,675,870

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Assets and Liabilities (continued)

at October 31, 2021

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$502,181,684	$97,742,824	$279,448,819	$45,081,815
Total distributable earnings	101,470,073	76,314,526	223,144,440	3,594,055

Net assets applicable to capital shares outstanding	$603,651,757	$174,057,350	$502,593,259	$48,675,870

Investor Class
Net assets	$9,734,957	$3,222,230	$36,975,169	$—

Outstanding shares of beneficial interest, unlimited number of shares authorized	182,187	152,645	1,294,401	—

Net asset value, offering and redemption price per share	$53.43	$21.11	$28.57	$—

Institutional Class
Net assets	$591,858,287	$170,187,417	$434,585,570	$13,466,499

Outstanding shares of beneficial interest, unlimited number of shares authorized	11,084,407	7,855,598	15,135,913	982,977

Net asset value, offering and redemption price per share	$53.40	$21.66	$28.71	$13.70

Z Class
Net assets	$2,058,513	$647,703	$31,032,520	$35,209,371

Outstanding shares of beneficial interest, unlimited number of shares authorized	38,540	29,783	1,082,037	2,488,968

Net asset value, offering and redemption price per share	$53.41	$21.75	$28.68	$14.15

† Cost of unaffiliated issuers	$476,631,977	$102,255,093	$222,856,195	$35,467,118
‡ Cost of affiliated issuers	$—	$—	$85,808,481	$—
^ Cost of foreign currency	$588,974	$—	$13,272	$—
* Cost of purchased options	$4,596,000	$—	$56,832	$207,340

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Operations

For the Year Ended October 31, 2021

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$13,215,670	$1,846,916	$8,461,123
Interest - unaffiliated issuers	29,346	233,196	17
Foreign withholding tax reclaims (Note 1)	1,842,061	—	—
Other income	71,255	1,085	997

Total investment income	15,158,332	2,081,197	8,462,137

Expenses:
Investment advisory fees (Note 3)	5,399,976	1,526,495	4,560,614
Shareholder servicing fees (Note 3)	382,717	107,479	380,305
Transfer agent fees	371,519	140,459	178,533
Interest expense (Note 1)	340,402	—	—
Accounting and administration fees	182,694	78,501	189,598
Trustees’ and officers’ fees and expenses.	146,243	41,467	127,043
Auditing and tax fees	111,755	38,634	54,933
Reports to shareholders.	90,000	36,683	73,544
Custodian fees	71,724	12,352	48,554
Legal fees	51,531	18,590	68,322
Insurance.	50,949	15,901	61,562
Registration and filing fees	44,111	57,348	58,625
Distribution fees (Note 5)	25,442	10,929	102,479
Miscellaneous.	81,772	26,772	70,352

Total expenses.	7,350,835	2,111,610	5,974,464

Less: Fees waived (Note 3)	(86,922)	(150,761)	(74,690)

Net expenses	7,263,913	1,960,849	5,899,774

Net investment income	7,894,419	120,348	2,562,363

Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	41,051,632	14,905,872	52,595,021
Net realized gain/(loss) on investments - affiliated issuers	578,110	—	(3,475,057)
Net realized loss on purchased options	(13,589,400)	—	(1,648,552)
Net realized gain on written options.	—	—	137,158
Net realized gain/(loss) on foreign currency transactions	(29,631)	4,101	15,735
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	227,213,952	42,465,555	122,216,399
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	—	—	21,496,748
Net change in unrealized appreciation/(depreciation) on purchased options	567,727	—	1,012,197
Net change in unrealized appreciation/(depreciation) on written options	—	—	(1,128,498)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(49,714)	—	15,218

Net gain on investments, options, and foreign currency transactions	255,742,676	57,375,528	191,236,369

Net increase in net assets resulting from operations	$263,637,095	$57,495,876	$193,798,732

* Net of foreign withholding taxes of	$1,603,357	$—	$298,908

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Operations (continued)

	International Real Estate Value Fund
	For the Period from January 1, 2021 through October 31, 2021	For the Year Ended December 31, 2020
Investment Income:
Dividends - unaffiliated issuers*	$895,690	$1,121,264
Interest - unaffiliated issuers	13	2,949
Other income	66	—

Total investment income	895,769	1,124,213

Expenses:
Investment advisory fees (Note 3)	364,611	510,648
Recordkeeping and administrative services	—	40,179
Registration and filing fees	72,206	20,000
Accounting and administration fees	66,951	47,728
Transfer agent fees.	66,426	31,339
Auditing and tax fees	52,603	—
Reports to shareholders	39,724	19,444
Legal fees	23,964	—
Custodian fees.	15,909	50,149
Trustees’ and officers’ fees and expenses	13,834	8,603
Insurance	4,282	—
Shareholder servicing fees (Note 3)	1,939	32,018
Compliance fees	—	8,062
Professional Fees	—	46,509
Interest expense	—	14,851
Miscellaneous	31,835	16,492

Total expenses	754,284	846,022

Less: Fees waived (Note 3)	(390,755)	(320,523)

Net expenses	363,529	525,499

Net investment income.	532,240	598,714

Realized and unrealized gain/(loss) on investments, options, securities sold short and foreign currency transactions:
Net realized gain/(loss) on investments - unaffiliated issuers	2,405,171	(7,830,233)
Net realized gain on short positions	—	110,053
Net realized loss on foreign currency transactions	(13,330)	(38,293)
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	3,053,151	(2,082,052)
Net change in unrealized depreciation on purchased options	(124,032)	—
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(11,501)	6,583

Net gain/(loss) on investments, options, and foreign currency transactions	5,309,459	(9,833,942)

Net increase/(decrease) in net assets resulting from operations	$5,841,699	$(9,235,228)

* Net of foreign withholding taxes of	$80,572	$88,601

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Value Fund		Small-Cap Value Fund
	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Operations:
Net investment income/(loss)	$7,894,419	$1,421,001	$120,348	$(184,703)
Net realized gain/(loss)	28,010,711	(305,016)	14,909,973	5,952,927
Net change in unrealized appreciation/(depreciation)	227,731,965	(88,131,483)	42,465,555	(32,682,211)

Net increase/(decrease) in net assets resulting from operations	263,637,095	(87,015,498)	57,495,876	(26,913,987)

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(34,458)	(374,545)	(39,659)	(232,151)
Institutional Class	(3,706,801)	(36,445,242)	(2,252,764)	(13,926,087)
Z Class	(12,775)	(160,993)	(7,583)	(32,040)

Decrease in net assets from dividends and distributions	(3,754,034)	(36,980,780)	(2,300,006)	(14,190,278)

Capital Share Transactions:
Proceeds from sale of shares	40,192,678	8,511,831	12,801,433	6,666,867
Net asset value of shares issued in reinvestment of dividends and distributions	3,591,317	35,614,187	2,216,959	13,608,909
Cost of shares redeemed	(114,933,398)	(142,314,307)	(30,986,368)	(39,229,089)

Net decrease in net assets resulting from capital share transactions	(71,149,403)	(98,188,289)	(15,967,976)	(18,953,313)

Net increase/(decrease) in net assets.	188,733,658	(222,184,567)	39,227,894	(60,057,578)

Net assets at beginning of year	414,918,099	637,102,666	134,829,456	194,887,034

Net assets at end of year	$603,651,757	$414,918,099	$174,057,350	$134,829,456

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)

	Real Estate Value Fund
	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Operations:
Net investment income	$2,562,363	$5,046,924
Net realized gain	47,624,305	52,252,745
Net change in unrealized appreciation/(depreciation)	143,612,064	(210,323,632)

Net increase/(decrease) in net assets resulting from operations	193,798,732	(153,023,963)

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(345,327)	(16,451,632)
Institutional Class	(4,370,604)	(126,505,648)
Z Class	(384,060)	(8,489,946)

Decrease in net assets from dividends and distributions	(5,099,991)	(151,447,226)

Capital Share Transactions:
Proceeds from sale of shares.	38,076,262	67,354,283
Net asset value of shares issued in reinvestment of dividends and distributions	4,866,150	141,580,941
Cost of shares redeemed	(195,955,310)	(466,943,504)

Net decrease in net assets resulting from capital share transactions	(153,012,898)	(258,008,280)

Net increase/(decrease) in net assets	35,685,843	(562,479,469)

Net assets at beginning of year	466,907,416	1,029,386,885

Net assets at end of year	$502,593,259	$466,907,416

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)

	International Real Estate Value Fund
	For the Period from January 1, 2021 through October 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Operations:
Net investment income	$532,240	$598,714	$894,523
Net realized gain/(loss)	2,391,841	(7,758,473)	(1,370,982)
Net change in unrealized appreciation/(depreciation)	2,917,618	(2,075,469)	15,663,492

Net increase/(decrease) in net assets resulting from operations	5,841,699	(9,235,228)	15,187,033

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Institutional Class	—	(394,045)	(1,024,611)
Z Class	—	(468,740)	(221,898)

Decrease in net assets from dividends and distributions	—	(862,785)	(1,246,509)

Capital Share Transactions:
Proceeds from sale of shares	4,794,248	16,268,431	18,918,898
Net asset value of shares issued in reinvestment of dividends and distributions	—	754,503	1,114,641
Redemption fees	—	3,007	4,326
Cost of shares redeemed	(1,340,835)	(57,379,824)	(8,901,977)

Net increase/(decrease) in net assets resulting from capital share transactions	3,453,413	(40,353,883)	11,135,888

Net increase/(decrease) in net assets	9,295,112	(50,451,896)	25,076,412

Net assets at beginning of period	39,380,758	89,832,654	64,756,242

Net assets at end of period	$48,675,870	$39,380,758	$89,832,654

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Years Ended October 31,
	2021		2020	2019	2018	2017

Investor Class:
Net asset value, beginning of period	$32.43		$39.81	$43.74	$55.94	$51.12

Income/(loss) from investment operations:
Net investment income/(loss)@	0.61	‡	0.01	0.55 +	0.65 ±	(0.01)
Net gain/(loss) on investment transactions (both realized and unrealized)	20.60		(5.14)	(2.94)[1]	(5.33)[1]	8.83 [1]

Total from investment operations	21.21		(5.13)	(2.39)	(4.68)	8.82

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.21)		(0.86)	(0.04)	(1.45)	(0.30)
Distributions from net realized gain	—		(1.39)	(1.50)	(6.07)	(3.70)

Total dividends and distributions	(0.21)		(2.25)	(1.54)	(7.52)	(4.00)

Net asset value, end of period	$53.43		$32.43	$39.81	$43.74	$55.94

Total return[2]	65.61%		(13.89%)	(5.32%)	(10.06%)	18.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,735		$5,237	$6,966	$11,506	$12,680
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.47%		1.52%	1.51%	1.45%	1.38%
After fee waivers/expense offset arrangement[3]	1.45	%4,#	1.40%#	1.40%#	1.40%#	1.38%
Ratio of net investment income/(loss) to average net assets	1.19	%‡	0.03%	1.35%+	1.27%±	(0.02%)
Portfolio turnover rate	18%		22%	25%	72%	18%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

4	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40%.
‡

Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.39%

+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.44%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.37%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Years Ended October 31,
	2021		2020	2019	2018	2017

Institutional Class:
Net asset value, beginning of period	$32.40		$39.82	$43.81	$56.05 $	51.22

Income/(loss) from investment operations:
Net investment income@	0.66	‡	0.10	0.64 +	0.75 ±	0.13
Net gain/(loss) on investment transactions (both realized and unrealized)	20.64		(5.12)	(2.95)[1]	(5.31)[1]	8.85 [1]

Total from investment operations	21.30		(5.02)	(2.31)	(4.56)	8.98

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.30)		(1.01)	(0.18)	(1.61)	(0.45)
Distributions from net realized gain	—		(1.39)	(1.50)	(6.07)	(3.70)

Total dividends and distributions	(0.30)		(2.40)	(1.68)	(7.68)	(4.15)

Net asset value, end of period	$53.40		$32.40	$39.82	$43.81 $	56.05

Total return[2]	66.02%		(13.66%)	(5.10%)	(9.83%)	18.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$591,858		$408,449	$627,511	$906,235	$1,131,488
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.22%		1.27%	1.23%	1.17%	1.13%
After fee waivers/expense offset arrangement[3]	1.21	%4,#	1.15%#	1.15%#	1.15%#	1.13%
Ratio of net investment income to average net assets	1.32	%‡	0.30%	1.57%+	1.47%±	0.23%
Portfolio turnover rate	18%		22%	25%	72%	18%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

4	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.15%.
‡

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.52%.

+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.66%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.57%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Years Ended October 31,				Period from March 1, 2018 (commencement of investment operations) through October 31,
	2021		2020	2019	2018

Z Class:
Net asset value, beginning of period	$32.40		$39.84	$43.84	$53.23

Income/(loss) from investment operations:
Net investment income@	0.71	±	0.10	0.70 ‡	0.27	*
Net gain/(loss) on investment transactions (both realized and unrealized)	20.64		(5.09)	(2.96)[1]	(6.20)[1]

Total from investment operations	21.35		(4.99)	(2.26)	(5.93)

Less dividends and distributions to shareholders:
Dividends from net investment income.	(0.34)		(1.06)	(0.24)	—
Distributions from net realized gain	—		(1.39)	(1.50)	(3.46)

Total dividends and distributions	(0.34)		(2.45)	(1.74)	(3.46)

Net asset value, end of period.	$53.41		$32.40	$39.84	$43.84

Total return[2]	66.19%		(13.59%)	(4.99%)	(12.00%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,059		$1,232	$2,626	$3,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.16%		1.15%	1.12%	1.09%[4]
After fee waivers/expense offset arrangement[5]	1.11	%6,#	1.05%#	1.05%#	1.05	%4,#
Ratio of net investment income to average net assets	1.42	%±	0.31%	1.71%‡	0.78	%4*
Portfolio turnover rate	18%		22%	25%	72%[3,7]

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.05%.
7	Reflects portfolio turnover of the Fund for the year ended October 31, 2018.
±

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.62%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.80%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.34 per share. Excluding the special dividend, the ratio of net investment income/ (loss) to average net assets would have been (0.22%).

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Years Ended October 31,
	2021	2020	2019	2018	2017

Investor Class:
Net asset value, beginning of period	$14.94	$18.83	$20.04	$23.30	$20.77

Income/(loss) from investment operations:
Net investment loss@	(0.05)	(0.06)	(0.13)	(0.12)	(0.18)
Net gain/(loss) on investment transactions (both realized and unrealized)	6.48	(2.40)	0.97 [1]	(0.31)[1]	4.63 [1]

Total from investment operations	6.43	(2.46)	0.84	(0.43)	4.45

Less dividends and distributions to shareholders:
Dividends from net investment income	—	—	—	—	(0.06)
Distributions from net realized gain	(0.26)	(1.43)	(2.05)	(2.83)	(1.86)

Total dividends and distributions	(0.26)	(1.43)	(2.05)	(2.83)	(1.92)

Net asset value, end of period	$21.11	$14.94	$18.83	$20.04	$23.30

Total return[2]	43.47%	(14.33%)	6.12%	(2.23%)	22.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,222	$2,195	$3,176	$3,684	$4,955
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.52%	1.58%	1.64%	1.53%	1.45%
After fee waivers/expense offset arrangement3,#	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets	(0.24%)	(0.37%)	(0.73%)	(0.57%)	(0.81%)
Portfolio turnover rate	20%	37%	21%	44%	32%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Years Ended October 31,
	2021	2020	2019	2018	2017

Institutional Class:
Net asset value, beginning of period	$15.29	$19.20	$20.34	$23.55	$20.97

Income/(loss) from investment operations:
Net investment income/(loss)@	0.02	(0.02)	(0.09)	(0.07)	(0.12)
Net gain/(loss) on investment transactions (both realized and unrealized)	6.61	(2.46)	1.00 [1]	(0.31)[1]	4.69 [1]

Total from investment operations	6.63	(2.48)	0.91	(0.38)	4.57

Less dividends and distributions to shareholders:
Dividends from net investment income	—	—	—	—	(0.13)
Distributions from net realized gain	(0.26)	(1.43)	(2.05)	(2.83)	(1.86)

Total dividends and distributions	(0.26)	(1.43)	(2.05)	(2.83)	(1.99)

Net asset value, end of period	$21.66	$15.29	$19.20	$20.34	$23.55

Total return[2]	43.79%	(14.15%)	6.40%	(1.96%)	22.59%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$170,187	$132,303	$191,280	$236,136	$291,169
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.24%	1.29%	1.34%	1.25%	1.20%
After fee waivers/expense offset arrangement3,#	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	0.08%	(0.12%)	(0.48%)	(0.32%)	(0.56%)
Portfolio turnover rate	20%	37%	21%	44%	32%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
				Period from March 1, 2018 (commencement of investment operations) through
	Years Ended October 31,			October 31,
	2021	2020	2019	2018

Z Class:
Net asset value, beginning of period	$15.33	$19.22	$20.35	$20.56

Income/(loss) from investment operations:
Net investment income/(loss)@	0.03	0.00 *	(0.07)	(0.03)
Net gain/(loss) on investment transactions (both realized and unrealized)	6.65	(2.46)	0.99 [1]	(0.18)[1]

Total from investment operations	6.68	(2.46)	0.92	(0.21)

Less distributions to shareholders:
Distributions from net realized gain	(0.26)	(1.43)	(2.05)	—

Total distributions	(0.26)	(1.43)	(2.05)	—

Net asset value, end of period.	$21.75	$15.33	$19.22	$20.35

Total return[2]	44.00%	(14.03%)	6.45%	(1.02%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$648	$331	$431	$450
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.17%	1.20%	1.24%	1.20%[4]
After fee waivers/expense offset arrangement5,#	1.05%	1.05%	1.05%	1.05%[4]
Ratio of net investment income/(loss) to average net assets	0.15%	(0.02%)	(0.38%)	(0.21%)[4]
Portfolio turnover rate	20%	37%	21%	44%[3,6]

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6	Reflects portfolio turnover of the Fund for the year ended October 31, 2018
*	Amount less than $(0.01).
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Years Ended October 31,
	2021	2020	2019	2018	2017

Investor Class:
Net asset value, beginning of period	$19.60	$28.79	$28.66	$34.35	$29.51

Income/(loss) from investment operations:
Net investment income@	0.05 ±	0.08	0.11	0.14	0.18 *
Net gain/(loss) on investment transactions (both realized and unrealized)	9.07	(4.77)	2.66 [1]	(3.78)[1]	5.10 [1]

Total from investment operations	9.12	(4.69)	2.77	(3.64)	5.28

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.15)	(0.22)	(0.36)	(0.27)	(0.16)
Distributions from net realized gain	—	(4.28)	(2.28)	(1.78)	(0.28)

Total dividends and distributions	(0.15)	(4.50)	(2.64)	(2.05)	(0.44)

Net asset value, end of period	$28.57	$19.60	$28.79	$28.66	$34.35

Total return[2]	46.75%	(19.37%)	10.94%	(11.50%)	18.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$36,975	$45,401	$110,912	$193,069	$255,383
Ratio of expenses to average net assets
Before fee waivers, expense reimbursements/expense offset arrangement	1.43%	1.47%	1.45%	1.41%	1.36%
After fee waivers, expense reimbursements/expense offset arrangement[3]	1.40%#	1.40%#	1.40%#	1.40%	1.36%
Ratio of net investment income to average net assets	0.21%±	0.35%	0.39%	0.41%	0.56%*
Portfolio turnover rate	9%	34%	22%	27%	7%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.13%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Years Ended October 31,
	2021	2020	2019	2018	2017

Institutional Class:
Net asset value, beginning of period	$19.72	$28.98	$28.88	$34.59	$29.73

Income/(loss) from investment operations:
Net investment income@	0.13 ±	0.17	0.18	0.23	0.26 *
Net gain/(loss) on investment transactions (both realized and unrealized)	9.09	(4.82)	2.67 [1]	(3.80)[1]	5.13 [1]

Total from investment operations	9.22	(4.65)	2.85	(3.57)	5.39

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.23)	(0.33)	(0.47)	(0.36)	(0.25)
Distributions from net realized gain	—	(4.28)	(2.28)	(1.78)	(0.28)

Total dividends and distributions	(0.23)	(4.61)	(2.75)	(2.14)	(0.53)

Net asset value, end of period	$28.71	$19.72	$28.98	$28.88 $	34.59

Total return[2]	47.05%	(19.14%)	11.21%	(11.25%)	18.41%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$434,586	$391,651	$863,328	$1,245,973	$1,690,211
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.16%	1.18%	1.17%	1.12%	1.11%
After fee waivers/expense offset arrangement[3]	1.15%#	1.15%#	1.15%#	1.11%	1.11%
Ratio of net investment income to average net assets	0.52%±	0.77%	0.65%	0.68%	0.81%*
Portfolio turnover rate	9%	34%	22%	27%	7%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.18%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.50%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
				Period from March 1, 2018 (commencement of investment operations) through
	Years Ended October 31,			October 31,
	2021	2020	2019	2018

Z Class:
Net asset value, beginning of period	$19.70	$28.98	$28.90	$33.13

Income/(loss) from investment operations:
Net investment income@	0.16 ±	0.22	0.20	0.20
Net gain/(loss) on investment transactions (both realized and unrealized)	9.07	(4.85)	2.67 [1]	(4.43)[1]

Total from investment operations	9.23	(4.63)	2.87	(4.23)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.25)	(0.37)	(0.51)	—
Distributions from net realized gain	—	(4.28)	(2.28)	—

Total dividends and distributions	(0.25)	(4.65)	(2.79)	—

Net asset value, end of period	$28.68	$19.70	$28.98	$28.90

Total return[2]	47.21%	(19.09%)	11.30%	(12.77%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$31,033	$29,855	$55,147	$69,096
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.08%	1.08%	1.05%	1.03%[4]
After fee waivers/expense offset arrangement[5]	1.05%#	1.05%#	1.05%	1.03%[4]
Ratio of net investment income to average net assets	0.63%±	0.97%	0.73%	0.94%[4]
Portfolio turnover rate	9%	34%	22%	27%[3,6]

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6	Reflects portfolio turnover of the Fund for the year ended October 31, 2018.
±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.29%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	Period from January 1, 2021 through
	October 31,		Years Ended December 31,
	2021*		2020	2019	2018	2017	2016

Institutional Class:**
Net asset value, beginning of period	$11.93		$11.80	$9.85	$11.72	$9.48	$9.65

Income/(loss) from investment operations:
Net investment income@	0.16	±	0.12	0.12	0.22	0.24	0.28
Net gain/(loss) on investment transactions (both realized and unrealized)	1.61		0.46 [1]	1.99 [1]	(0.91)[1]	2.33	(0.36)

Total from investment operations	1.77		0.58	2.11	(0.69)	2.57	(0.08)

Less dividends and distributions to shareholders:
Dividends from net investment income	—		(0.45)	—	(0.23)	(0.21)	(0.09)
Distributions from net realized gain	—		—	(0.16)	(0.95)	(0.12)	—

Total dividends and distributions	—		(0.45)	(0.16)	(1.18)	(0.33)	(0.09)

Net asset value, end of period	$13.70		$11.93	$11.80	$9.85	$11.72	$9.48

Total return[2]	14.84%[3]		4.89%	21.48%	(5.85%)	27.11%	(0.88%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$13,466		$10,672	$73,585	$53,596	$55,950	$20,336
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	2.08%[4]		1.69%[5]	1.67%[5]	1.47%[5]	1.38%[5]	1.56%[5]
After fee waivers/expense offset arrangement	1.00%[4,6]		1.03%[7]	1.19%[7]	0.68%[7]	0.26%[7]	0.01%[7]
Ratio of net investment income to average net assets	1.44	%4,±	1.17%	1.15%	1.85%	2.14%	2.92%
Portfolio turnover rate	35%[3]		47%	34%	53%	49%	40%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.66%, 1.48%, 1.43%, 0.26%, and 0.01% for the years ended December 31, 2020 through December 31, 2016, respectively.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7

Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00%, 0.63%, 0.25%, and -% for the years ended December 31, 2020 through December 31, 2016, respectively.

*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
±

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.16%.

**	Prior to June 28, 2017, Third Avenue International Real Estate Value Fund’s Institutional Shares were named Founders Shares.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	Period from January 1, 2021 through				Period from April 20, 2018 (commencement of investment operations) through
	October 31,		Years Ended December 31,		December 31,
	2021*		2020	2019	2018

Z Class:
Net asset value, beginning of period	$12.32		$11.93	$9.96	$12.01

Income/(loss) from investment operations:
Net investment income@	0.16	±	0.13	0.13	0.15
Net gain/(loss) on investment transactions (both realized and unrealized)	1.67		0.46	2.00 [1]	(1.14)

Total from investment operations	1.83		0.59	2.13	(0.99)

Less distributions to shareholders:
Dividends from net investment income	—		(0.20)	—	(0.11)
Distributions from net realized gain	—		—	(0.16)	(0.95)

Total distributions	—		(0.20)	(0.16)	(1.06)

Redemption Fees	—		—	— **	—

Net asset value, end of period	$14.15		$12.32	$11.93	$9.96

Total return[2]	14.85%[3]		4.98%	21.44%	(8.15%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$35,209		$28,709	$16,248	$11,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	2.07%[4]		1.59%[5]	1.59%[5]	1.40%[4,5]
After fee waivers/expense offset arrangement	1.00%[4,6]		1.03%[7]	1.19%[7]	0.73%[4,7]
Ratio of net investment income to average net assets	1.47	%4,±	1.17%	1.15%	1.79%[4]
Portfolio turnover rate	35%[3]		47%	34%	53%[3]

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.56%, 1.39% and 1.36% for the years ended December 31, 2020 through December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7

Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00% and 0.68% for the years ended December 31, 2020 through December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
±

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.19%.

**	Amount less than $0.01.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Notes to Financial Statements

October 31, 2021

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). The Funds offer separate classes of shares, Institutional, Investor and Z Class. As of October 31, 2021, Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940. Third Avenue International Real Estate Value Fund is non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act of 1940). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue International Real Estate Value Fund, a series of Third Avenue Trust (the “Successor Fund”) commenced operations on April 12, 2021 as a result of a reorganization in which the Successor Fund acquired all of the assets and assumed all of the stated liabilities, of the Third Avenue International Real Estate Value Fund, (formerly, REMS International Real Estate Value-Opportunity Fund), a series of the World Funds Trust (the “Predecessor Fund”). The Successor Fund has adopted the historical performance and financial records of the Predecessor Fund. The Successor Fund and the Predecessor Fund have the same investment objective and substantially similar investment management policies. The Successor Fund was permitted under applicable rules to change its fiscal year-end from December 31 to October 31. Please refer to Note 10 for a discussion of the reorganization.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

(including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Real Estate Value Fund seeks to achieve its long-term capital growth and current income objective primarily through investment in international public real

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferred securities, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1 billion). The composition of the portfolio does not seek to mimic equity REIT indices. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry outside of the United States. Equity securities can consist of shares of REITs and securities issued by other companies principally engaged in the real estate industry. Equity securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At October 31, 2021, the Third Avenue Real Estate Value Fund had certain fair value securities that were valued at $0. There were no fair value securities for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•     Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•     Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available,

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

The following is a Summary by Level of Inputs used to value the Funds’ investments as of October 31, 2021:

Third Avenue Value Fund

Assets	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$16,432,189	$—	$16,432,189	$—
Automotive	48,768,351	—	48,768,351	—
Banks	104,298,882	27,577,244	76,721,638	—
Building Products	29,094,063	10,642,701	18,451,362	—
Consumer Products	7,002,736	—	7,002,736	—
Diversified Holding Companies	44,347,921	6,240,563	38,107,358	—
Engineering & Construction	19,334,617	—	19,334,617	—
Financial Services	15,502,543	15,502,543	—	—
Forest Products & Paper	33,488,991	33,488,991	—	—
Insurance	24,858,947	24,858,947	—	—
Metals & Mining	92,532,640	92,532,640	—	—
Non-U.S. Real Estate Operating Companies	20,171,135	—	20,171,135	—
Oil & Gas Production & Services	55,227,086	27,485,077	27,742,009	—
Retail	13,204,212	—	13,204,212	—
Transportation Infrastructure	26,231,671	16,745,374	9,486,297	—
U.S. Real Estate Operating Companies	18,512,564	18,512,564	—	—

Total Common Stocks	569,008,548	273,586,644	295,421,904	—

Purchased Options:	4,613,209	—	4,613,209	—

Total Purchased Options	4,613,209	—	4,613,209	—

Total Value of Investments	$573,621,757	$273,586,644	$300,035,113	$—

Third Avenue Small-Cap Value Fund

Assets	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Parts & Services	$6,310,846	$6,310,846	$—	$—
Bank & Thrifts	39,287,826	39,287,826	—	—
Commercial Services	3,604,259	3,604,259	—	—
Conglomerates	8,966,697	8,966,697	—	—
Consulting & Information Technology Services	8,379,962	8,379,962	—	—
Consumer Discretionary	9,540,958	9,540,958	—	—

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Assets	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Consumer Staples	$5,035,238	$5,035,238	$—	$—
Financials	11,554,227	11,554,227	—	—
Home Building	5,618,176	5,618,176	—	—
Industrial Equipment	4,820,256	4,820,256	—	—
Industrial Services	23,600,230	23,600,230	—	—
Insurance & Reinsurance	6,805,141	6,805,141	—	—
Metals Manufacturing	5,066,822	5,066,822	—	—
Oil & Gas Production & Services	5,319,502	5,319,502	—	—
Real Estate	8,693,599	8,693,599	—	—
Telecommunications	1,756,476	1,756,476	—	—
U.S. Real Estate Investment Trusts	2,570,813	2,570,813	—	—
U.S. Real Estate Operating Companies	1,985,706	1,985,706	—	—

Total Common Stocks	158,916,734	158,916,734	—	—

Corporate Bonds:
Oil & Gas Production & Services	1,701,127	—	1,701,127	—

Total Corporate Bonds	1,701,127	—	1,701,127	—

Closed-End Fund:
Financials	4,876,558	4,876,558	—	—

Total Closed-End Fund	4,876,558	4,876,558	—	—

Total Value of Investments	$165,494,419	$163,793,292	$1,701,127	$—

Third Avenue Real Estate Value Fund

Assets	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$23,510,014	$23,510,014	$—	$—
Forest Products & Paper	48,402,727	48,402,727	—	—
Industrial Services	25,109,986	25,109,986	—	—
Non-U.S. Homebuilder	18,461,174	—	18,461,174	—
Non-U.S. Real Estate Consulting/Management	10,958,028	10,958,028	—	—
Non-U.S. Real Estate Investment Trusts	55,959,987	10,854,057	45,105,930	—
Non-U.S. Real Estate Operating Companies	109,942,758	46,559,346	63,383,412	—
Retail-Building Products	21,986,329	21,986,329	—	—
U.S. Homebuilder	29,421,248	29,421,248	—	—
U.S. Real Estate Investment Trusts	86,509,919	86,509,919	—	—

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Assets	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
U.S. Real Estate Operating Companies	$46,199,571	$46,199,571	$—	$—	*

Total Common Stocks	476,461,741	349,511,225	126,950,516	—

Preferred Stocks:
Mortgage Finance	15,515,199	15,515,199	—	—

Total Preferred Stocks	15,515,199	15,515,199	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—

Purchased Options:	12,367	—	12,367	—

Total Purchased Options	12,367	—	12,367	—

Total Value of Investments	$491,989,307	$365,026,424	$126,962,883	$—	*

Third Avenue International Real Estate Value Fund

Assets	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Non-U.S. Homebuilder	$6,305,509	$4,705,054	$1,600,455	$—
Non-U.S. Infrastructure	1,432,526	—	1,432,526	—
Non-U.S. Real Estate Investment Trusts	13,677,459	7,558,004	6,119,455	—
Non-U.S. Real Estate Operating Companies	23,536,128	8,170,017	15,366,111	—

Total Common Stocks	44,951,622	20,433,075	24,518,547	—

Purchased Options:	83,308	—	83,308	—

Total Purchased Options	83,308	—	83,308	—

Total Value of Investments	$45,034,930	$20,433,075	$24,601,855	$—

^

Securities categorized as Level 2 include securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2021, there were no transfers in or out of Level 3 for Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund. Below table shows the Level 3 transfers for Third Avenue Value Fund for the year ended October 31, 2021.

Third Avenue Value Fund

Preferred Stocks
Consumer Products
Balance as of October 31, 2020	$—	*
Purchases	—
Sales	(578,110)
Net Realized Gain	578,110
Net Change in Unrealized
Appreciation/Depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of October 31, 2021	$—	**

*	Investment fair valued at $0.
**	No Level 3 investments held as of October 31, 2021.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund	10/31/21
Other (a)	$—	*

(a)	Includes investments less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•   Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•   Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statements of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):

The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivable on the Statement of Assets and Liabilities.

For the year ended October 31, 2021, Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of EUR 394 and cost of $0 with respect to PIK securities. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Fund did not receive any in-kind payments with respect to PIK securities for the year ended October 31, 2021. Any in-kind payments with respect to PIK securities are included in interest income on the Statement of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”) (which is slated to replace LIBOR by the end of December 2021), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2021.

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on forward foreign currency contracts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

As of October 31, 2021, the Funds did not hold any forward foreign currency contracts.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the year ended October 31, 2021, Third Avenue Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund used purchased and written put and call options for hedging purposes.

Summary of derivatives information:

The following tables present the value of derivatives held as of October 31, 2021, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Third Avenue Value Fund

	Statement of Assets and
Derivative Contract	Liabilities Location	Options

Assets:

Equity contracts	Purchased options at value	$4,613,209

Total		$4,613,209

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Third Avenue Real Estate Value Fund

	Statement of Assets and
Derivative Contract	Liabilities Location	Options

Assets:

Foreign currency contracts	Purchased options at value	$12,367

Total		$12,367

Third Avenue International Real Estate Value Fund

	Statement of Assets and
Derivative Contract	Liabilities Location	Options

Assets:

Equity contracts	Purchased options at value	$83,308

Total		$83,308

The following tables present the effect of derivatives on the Statement of Operations during the year ended October 31, 2021, by primary risk exposure:

Third Avenue Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options
Equity contracts	$567,727(a)

Amount of Realized Gain/(Loss)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options
Equity contracts	$(13,589,400)(c)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Third Avenue Real Estate Value Fund

	Amount of Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
	Purchased		Written
Derivative Contract	Options		Options		Total

Equity contracts	$494,825		$(920,506)		$(425,681)

Foreign currency contracts	517,372		(207,992)		309,380

Total	$1,012,197	(a)	$(1,128,498	)(b)	$(116,301)

	Amount of Realized Gain/(Loss)
	on Derivatives Recognized in Income
	Purchased		Written
Derivative Contract	Options		Options		Total

Equity contracts	$—		$137,158		$137,158

Foreign currency contracts	(1,648,552)		—		(1,648,552)

Total	$(1,648,552	)(c)	$137,158	(d)	$(1,511,394)

Third Avenue International Real Estate Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options

Equity contracts	$(124,032)(a)

(a) Included in “Net change in unrealized appreciation/(depreciation) on purchased options”.

(b) Included in “Net change in unrealized appreciation/(depreciation) on written options”.

(c) Included in “Net realized loss on purchased options”.

(d) Included in “Net realized gain on written options”.

Derivatives volume:

The table below discloses the volume of the Funds’ options activities during the year ended October 31, 2021 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

		Third Avenue	International
	Third Avenue	Real Estate	Real Estate
	Value Fund	Value Fund	Value Fund
OTC Equity Options:
Average Number of Contracts - Purchased Options	2,369	169	175
Average Notional - Purchased Options	$95,148,908	$1,678,769	$1,205,925
Average Number of Contracts - Written Options	—	412	—
Average Notional - Written Options	$—	$3,939,781	$—
Foreign Currency Options:
Average Notional - Purchased Options	$—	$81,015,385	$—
Average Notional - Written Options	$—	$35,769,231	$—

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

Foreign withholding tax reclaims; Interest payable; Interest expense:

In consideration of recent decisions rendered by European courts, the Third Avenue Value Fund has filed for additional prior year reclaims (EU reclaims) related to taxes withheld by

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

certain countries on dividend income. The Fund will record any EU reclaims only when certainty exists as to the likelihood of receipt and the potential timing of payment.

During the year ended October 31, 2021, the Fund recorded EU reclaims and related interest which is reflected as foreign withholding tax reclaims in the Statement of Operations.

For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to its shareholders. If EU reclaims received exceed foreign withholding taxes paid, the Fund will seek to enter into a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. During the year ended October 31, 2021, EU reclaims received exceeded foreign withholding taxes paid. The Fund has accrued liabilities for the estimated total IRS compliance fee and interest payable related to foreign withholding tax claims, which are disclosed in the Statement of Assets and Liabilities. The Fund has recorded the corresponding interest expense in the Statement of Operations. The actual IRS compliance fee may differ from the estimate and that difference may be material.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (an affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the year ended October 31, 2021 were as follows:

	Purchases	Sales
Third Avenue Value Fund
Affiliated	$ —	$ 578,110
Unaffiliated	96,164,836	195,895,723
Third Avenue Small-Cap Value Fund
Unaffiliated	31,371,218	51,200,532
Third Avenue Real Estate Value Fund
Affiliated	—	2,307,143
Unaffiliated	45,154,436	195,674,080
Third Avenue International Real Estate Value Fund
Unaffiliated	14,805,600	14,472,316

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Real Estate Value Fund	1.00%

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, and certain miscellaneous expenses. The Z Class of each Fund does not pay service fees due to third parties.

The following were amounts payable to the Adviser at October 31, 2021:

Fund	Advisory Fees
Third Avenue Value Fund	$439,478
Third Avenue Small-Cap Value Fund	106,894
Third Avenue Real Estate Value Fund	363,299
Third Avenue International Real Estate Value Fund	12,368

Until March 1, 2022 for the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund and April 30, 2022 for the Third Avenue International Real Estate Value Fund (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The table below reflects the expense limitations in effect during the period ended October 31, 2021:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

	Investor	Institutional		Termination
	Class	Class	Z Class	Date
Third Avenue Value Fund	1.40%	1.15%	1.05%	March 1, 2022
Third Avenue Small-Cap Value Fund	1.40%	1.15%	1.05%	March 1, 2022
Third Avenue Real Estate Value Fund	1.40%	1.15%	1.05%	March 1, 2022
Third Avenue International Real Estate Value Fund	N/A	1.00%	1.00%	April 30, 2022

The waived fees and reimbursed expenses for all Funds except for the Third Avenue International Real Estate Value Fund may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations.

Prior to November 23, 2020, investment advisory services for the Third Avenue International Real Estate Value Fund (previously known as the REMS International Value-Opportunity Fund) were provided by REMS Real Estate Management Services Group, LLC. For the period from January 1, 2020 through November 22, 2020, REMS Real Estate Management Services Group, LLC earned an advisory fee of 1.00% of the average daily net assets of this Fund. Additionally, whenever normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, and other expenditures which are capitalized with generally accepted accounting principles and extraordinary items, exceeded 1.00% of the average daily net assets, REMS Real Estate Management Services Group, LLC agreed to waive a portion of its advisory fee and/or reimburse this Fund in amount equal to that excess during the period from January 1, 2020 through November 22, 2020. Any fees waived by REMS Real Estate Management Services Group, LLC are not subject to reimbursement.

The corresponding contingent liabilities to the Adviser for the year ending October 31, 2019 are $609,689, $391,500 and $230,937 for the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, respectively and are subject to repayment during the period from November 1, 2021 through October 31, 2022.

The corresponding contingent liabilities to the Adviser for the year ending October 31, 2020 are $564,761, $212,531 and $252,422 for the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, respectively and are subject to repayment during the period from November 1, 2021 through October 31, 2023.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

The corresponding contingent liabilities to the Adviser for the year ending October 31, 2021 are $86,922, $150,761, and $74,690 for the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, and Third Avenue Real Estate Value Fund, respectively and are subject to repayment during the period from November 1, 2021 through October 31, 2024.

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and provides certain custodial services for the Trust. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the year ended October 31, 2021, such fees amounted to $382,717 for Third Avenue Value Fund, $107,479 for Third Avenue Small-Cap Value Fund, $380,305 for Third Avenue Real Estate Value Fund and $1,939 for International Real Estate Value Fund.

4. RELATED PARTY TRANSACTIONS

Investment in affiliates:

Any transactions in securities of affiliated issuers are executed at fair value under the same terms as an arms length transaction.

A summary of the Funds’ transactions in securities of affiliated issuers for the year ended October 31, 2021 is set forth below:

Third Avenue Value Fund

						Net Change in
						Unrealized
	Value at		Purchases	Proceeds from	Net Realized	Appreciation	Value at	Investment
Name of Issuer:	Oct. 31, 2020		at Cost	Sales	Gain/(Loss)	(Depreciation)	Oct. 31, 2021	Income
Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%**	$—	*	$—	$578,110	$578,110	$—	$—	$—

Total Affiliates	$—		$—	$578,110	$578,110	$—	$—	$—

*	Investment fair valued at $0.
**	As of October 31, 2021, no longer an affiliate, as the position was exited during the year.

Third Avenue Real Estate Value Fund

						Net Change in
						Unrealized
	Value at		Purchases	Proceeds from	Net Realized	Appreciation	Value at		Investment
Name of Issuer:	Oct. 31, 2020		at Cost	Sales	Gain/(Loss)	(Depreciation)	Oct. 31, 2021		Income
Five Point Holdings, LLC, Class A	$19,931,843		$—	$2,307,143	$(3,475,057)	$18,337,051	$32,486,694		$—
Trinity Place Holdings, Inc.	7,083,836		—	—	—	3,159,697	10,243,533		—
Trinity Place Holdings, Inc. Special Stock	—	*	—	—	—	—	—	*	—

Total Affiliates	$27,015,679		$—	$2,307,143	$(3,475,057)	$21,496,748	$42,730,227		$—

*	Investment fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

5. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class, Third Avenue Real Estate Value Fund Investor Class and Third Avenue International Real Estate Value Fund Investor Class each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules. As of October 31, 2021 Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations.

For the year ended October 31, 2021, fees paid pursuant to the Plan were as follows:

Fund	Fees
Third Avenue Value Fund	$25,442
Third Avenue Small-Cap Value Fund	10,929
Third Avenue Real Estate Value Fund	102,479

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	163,908	$8,904,128	54,553	$1,969,763
Shares issued upon reinvestment of dividends and distributions	806	33,201	9,233	362,230
Shares redeemed	(143,999)	(7,675,429)	(77,277)	(2,602,386)

Net increase/(decrease)	20,715	$1,261,900	(13,491)	$(270,393)

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	581,901	$31,227,447	194,651	$6,432,744
Shares issued upon reinvestment of dividends and distributions	86,282	3,545,341	897,234	35,090,964
Shares redeemed	(2,190,629)	(107,211,248)	(4,243,053)	(138,878,968)

Net decrease	(1,522,446)	$(72,438,460)	(3,151,168)	$(97,355,260)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	1,113	$61,103	3,815	$109,324
Shares issued upon reinvestment of dividends and distributions	311	12,775	4,120	160,993
Shares redeemed	(913)	(46,721)	(35,815)	(832,953)

Net increase/(decrease)	511	$27,157	(27,880)	$(562,636)

Third Avenue Small-Cap Value Fund

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	159,669	$2,977,882	27,811	$405,707
Shares issued upon reinvestment of dividends and distributions	2,296	39,607	12,762	228,561
Shares redeemed	(156,246)	(3,220,728)	(62,327)	(961,989)

Net increase/(decrease)	5,719	$(203,239)	(21,754)	$(327,721)

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	470,190	$9,588,314	417,803	$6,223,304
Shares issued upon reinvestment of dividends and distributions	122,863	2,169,769	729,815	13,348,308
Shares redeemed	(1,389,419)	(27,665,504)	(2,460,644)	(38,199,135)

Net decrease	(796,366)	$(15,907,421)	(1,313,026)	$(18,627,523)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020

	Z Class		Z Class

	Shares	Amount	Shares	Amount
Shares sold	12,617	$235,237	2,219	$37,856
Shares issued upon reinvestment of dividends and distributions	428	7,583	1,748	32,040
Shares redeemed	(4,836)	(100,136)	(4,804)	(67,965)

Net increase/(decrease)	8,209	$142,684	(837)	$1,931

Third Avenue Real Estate Value Fund

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount
Shares sold	139,078	$3,460,620	609,641	$12,837,738
Shares issued upon reinvestment of dividends and distributions	15,101	342,800	670,590	16,348,994
Shares redeemed	(1,175,994)	(28,640,422)	(2,816,586)	(60,890,374)

Net decrease	(1,021,815)	$(24,837,002)	(1,536,355)	$(31,703,642)

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount
Shares sold	1,317,916	$33,214,343	2,319,772	$51,355,524
Shares issued upon reinvestment of dividends and distributions	182,570	4,157,133	4,823,494	118,030,886
Shares redeemed	(6,228,606)	(155,301,978)	(17,068,843)	(388,519,554)

Net decrease	(4,728,120)	$(117,930,502)	(9,925,577)	$(219,133,144)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020

	Z Class		Z Class

	Shares	Amount	Shares	Amount
Shares sold	57,413	$1,401,299	149,030	$3,161,021
Shares issued upon reinvestment of dividends and distributions	16,119	366,217	294,763	7,201,061
Shares redeemed	(507,262)	(12,012,910)	(830,829)	(17,533,576)

Net decrease	(433,730)	$(10,245,394)	(387,036)	$(7,171,494)

Third Avenue International Real Estate Value Fund

	Period from January 1, 2021 through October 31, 2021		Years Ended December 31, 2020			Years Ended December 31, 2019

	Institutional Class		Institutional Class			Institutional Class

	Shares	Amount	Shares	Amount		Shares	Amount
Shares sold	166,499	$2,242,613	583,122	$5,640,508		1,509,791	$16,394,854
Shares issued upon reinvestment of dividends and distributions	—	—	27,490	328,228		79,230	930,162
Shares redeemed	(77,696)	(964,306)	(5,954,527)	(56,960,823	)*	(793,792)	(8,745,045	)*

Net increase/(decrease)	88,803	$1,278,307	(5,343,915)	$(50,992,087)		795,229	$8,579,971

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

	Period from January 1, 2021 through October 31, 2021		Years Ended December 31, 2020		Years Ended December 31, 2019

	Z Class		Z Class		Z Class

	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	187,345	$2,551,635	973,236	$10,627,923	239,234	$2,524,044
Shares issued upon reinvestment of dividends and distributions	—	—	34,572	426,275	15,542	184,479
Shares redeemed	(28,067)	(376,529)	(39,656)	(415,994)	(13,770)	(152,606	)*

Net increase	159,278	$2,175,106	968,152	$10,638,204	241,006	$2,555,917

*	Redemption fees are netted with redemption amounts.

Certain shares of the Third Avenue International Real Estate Value Fund charged a redemption fee of 2.00% on proceeds redeemed less than 90 days following their acquisition. Effective April 12, 2021, the redemption fee has been eliminated for the Third Avenue International Real Estate Value Fund.

As of October 31, 2021, a shareholder in the Third Avenue International Real Estate Value Fund held 63% of the total outstanding shares of the Fund. Transactions by that shareholder may have a material impact on the Fund.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

services provided to the Funds by their service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields.The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:

The Funds’ cash balances are held at major regional U.S. banks, JPMorgan Chase Bank, N.A. and The Bank of New York Mellon. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk.The Funds regularly monitor the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused investing risk:

Although Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are each a diversified investment company under the Investment Company Act of 1940, each of these Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. A Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Investment Company Act of 1940, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, a Fund from time to time may have an investment portfolio that is considered “non-diversified” by the Investment Company Act of 1940 despite its classification as a diversified investment company.

The Third Avenue International Real Estate Value Fund is a non-diversified investment company under the Investment Company Act of 1940. As such, the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.

Environmental, Social and Governance (“ESG”) strategy risk:

The Third Avenue International Real Estate Value Fund’s investment strategy takes into account the impact that real estate companies have on the environment and other sustainability considerations. The use of this ESG framework could cause the Third Avenue International Real Estate Value Fund to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in this Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

LIBOR phase-out risk:

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which the Funds invest, as well as other unforeseen effects, could result in losses to the Funds.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At October 31, 2021, the Funds had counterparty concentration of credit risk primarily with Goldman Sachs International and JPMorgan Chase Bank, N.A.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Third Avenue Value Fund

At October 31, 2021, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$4,613,209	$—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	4,613,209	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$4,613,209	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2021:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

Goldman Sachs International	$4,613,209	$—	$—	$(4,613,209)	$—

Third Avenue Real Estate Value Fund

At October 31, 2021, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$12,367	$—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	12,367	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$12,367	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2021:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

JPMorgan Chase Bank, N.A	$12,367	$—	$—	$—	$12,367

Third Avenue International Real Estate Value Fund

At October 31, 2021, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$83,308	$—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	83,308	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$83,308	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2021:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

Goldman Sachs & Co.	$83,308	$—	$—	$—	$83,308

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from or pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from or payable to the counterparty in the event of default.

9. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to the utilization of equalization debits, net investment losses, reclassification of certain transactions involving foreign securities and currencies, real estate investment trusts (“REITs”), distribution reclassifications, certain non-deductible expenses and other book to tax adjustments. For the year ended October 31, 2021, these adjustments were to decrease paid-in capital by $340,402 and increase total distributable earnings by $340,402 for the Third Avenue Value Fund, to increase paid-in capital by $1,153,915 and decrease total distributable earnings by $1,153,915 for the Third Avenue Small-Cap Value Fund and increase paid-in capital by $6,765,183 and decrease total distributable earnings by $6,765,183 for the Third Avenue Real Estate Value Fund. The Third Avenue International Real Estate Value Fund did not have any adjustments between paid-in capital and total distributable earnings

The tax character of dividends and distributions paid during the year ended October 31, 2021 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$3,754,034	$ —	$3,754,034
Third Avenue Small-Cap Value Fund(a)	400,024	1,899,982	2,300,006
Third Avenue Real Estate Value Fund	171,687	4,928,304	5,099,991
Third Avenue International Real Estate
Value Fund	—	—	—

The tax character of dividends and distributions paid during the year ended October 31, 2020 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$15,540,555	$ 21,440,225	$36,980,780
Third Avenue Small-Cap Value Fund(a)	—	14,190,278	14,190,278
Third Avenue Real Estate Value Fund(a)	8,656,107	142,791,119	151,447,226

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

The tax character of dividends and distributions paid by the Third Avenue International Real Estate Value Fund during the year ended December 31, 2020 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue International Real Estate Value Fund	$862,785	$ —	$862,785
The tax character of dividends and distributions paid by the Third Avenue International Real Estate Value Fund during the year ended December 31, 2019 was as follows:
	Ordinary Income	Net Capital Gains	Total
Third Avenue International Real Estate Value Fund	$684,106	$562,403	$1,246,509
At October 31, 2021, the accumulated undistributed earnings on a tax basis were:
	Undistributed Ordinary Income	Net Capital Gains	Net Capital Losses
Third Avenue Value Fund	$6,334,547	$14,728,697	$(11,347,750)
Third Avenue Small-Cap Value Fund(a)	104,037	13,422,778	—
Third Avenue Real Estate Value Fund	2,705,522	39,990,475	—
Third Avenue International Real Estate
Value Fund	1,079,293	—	(6,447,483)

This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences related to deferred losses on wash sales and other timing differences.

(a) Includes short-term capital gains, which are taxed as ordinary income.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

As of October 31, 2021, Third Avenue Value Fund has long-term capital loss carryforwards of $11,347,750. Although there is no expiration date on the use of this carryforward, Third Avenue Value Fund will be subject to certain limitations on its use.

As of October 31, 2021, Third Avenue International Real Estate Value Fund has long-term capital loss carryforwards of $6,447,483, which can be carried forward indefinitely and retain the character of long term.

The U.S. federal income tax basis of the Funds’ investments and the total unrealized appreciation/depreciation as of October 31, 2021 were as follows:

	Tax Basis of Investments	Appreciation	(Depreciation)	Total Unrealized Appreciation/ (Depreciation)	Other Cost Basis Adjustments	Total Net Unrealized Appreciation/ (Depreciation)

Third Avenue Value Fund	$481,869,855	$139,048,321	$(47,296,419)	$91,751,902	$2,677	$91,754,579

Third Avenue Small-Cap Value Fund	$102,706,708	$65,466,284	$(2,678,573)	$62,787,711	$—	$62,787,711

Third Avenue Real Estate Value Fund	$311,565,477	$227,661,688	$(47,237,858)	$180,423,830	$24,613	$180,448,443

Third Avenue International Real Estate Value Fund	$36,069,454	$11,146,612	$(2,181,136)	$8,965,476	$(3,231)	$8,962,245

10. THIRD AVENUE INTERNATIONAL REAL ESTATE VALUE FUND REORGANIZATION

Effective April 12, 2021, shareholders of the Predecessor Fund received Institutional Class and Z Class shares of the Successor Fund, as applicable, equal to the aggregate net asset value and share quantity of the Predecessor Fund immediately prior to the reorganization. This equated to $10,852,364 net assets attributable to 860,589 Institutional Class shares and $30,985,142 net assets attributable to 2,379,628 Z Class shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Successor Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. The Successor Fund inherited the Predecessor Fund’s

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2021

historical performance and financial records. Accordingly, the Predecessor Fund’s operating history prior to the reorganization is presented in the Successor Fund’s financial statements and financial highlights.

As discussed in Note 1, as permitted by applicable rules, the Successor Fund changed its fiscal year end from December 31 to October 31. This change also pertains to the Successor Fund’s tax year.

Third Avenue Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Third Avenue Trust and Shareholders of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Third Avenue Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Third Avenue Value Fund	For the year ended	For the years ended	For each of the periods
	October 31, 2021	October 31, 2021 and 2020	indicated therein
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Real Estate	For the period January 1, 2021 through October 31, 2021
Value Fund

The financial statements of Third Avenue International Real Estate Value Fund, as of and for the year ended December 31, 2020 and the financial highlights for each of the periods ended on or prior to December 31, 2020 (not presented herein, other than the statements of operations and of changes in net assets and the financial highlights) were audited by other auditors whose report dated March 1, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

Third Avenue Trust

Report of Independent Registered Public Accounting Firm (continued)

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, PA

December 23, 2021

We have served as the auditor of one or more investment companies in Third Avenue Funds since 1990.

Third Avenue Trust

Management of the Trust

(Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling (800) 443-1021.

Independent Trustees

Correspondence intended for any Independent Trustee may be sent to: 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Robert J. Christian DOB: February 1949	Trustee since 10/19	Trustee	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (‘‘RSMC’’) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	Trustee of FundVantage Trust (registered investment company with 31 portfolios); Trustee of Optimum Fund Trust (registered investment company with 6 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Iqbal Mansur DOB: June 1955	Trustee since 10/19	Trustee	Retired since September 2020; Professor of Finance, Widener University from 1998 to August 2020.	Trustee of FundVantage Trust (registered investment company with 31 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Third Avenue Trust

Management of the Trust (continued)

(Unaudited)

Independent Trustees

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Nicholas M. Marsini Jr. DOB: August 1955	Trustee and Chairman since 10/19	Trustee and Chairman of the Board	Retired since March 2016; President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	Trustee and Chairman of the Board of FundVantage Trust (registered investment company with 31 portfolios); Trustee of Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Trustee and Chairman of the Board of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Nancy B. Wolcott DOB: November 1954	Trustee since 10/19	Trustee	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	Trustee of FundVantage Trust (registered investment company with 31 portfolios); Trustee of Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Third Avenue Trust

Management of the Trust (continued)

(Unaudited)

Independent Trustees

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Stephen M. Wynne DOB: January 1955	Trustee since 10/19	Trustee	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	Trustee of FundVantage Trust (registered investment company with 31 portfolios); Trustee of Copeland Trust (registered investment company with 2 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

*	Each Trustee serves until his or her successor is duly elected and qualified.

Third Avenue Trust

Management of the Trust (continued)

(Unaudited)

Principal Trust Officers

Name & Date of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer

Joel L. Weiss DOB: January 1963	President, Chief Executive Officer	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.	N/A

T. Richard Keyes DOB: January 1957	Treasurer, Chief Financial Officer	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms February 2006 to July 2016.	N/A

Gabriella Mercincavage DOB: June 1968	Assistant Treasurer	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.	N/A

Vincenzo A. Scarduzio DOB: April 1972	Secretary	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.	N/A

Guy F. Talarico DOB: August 1955	Chief Compliance Officer and Anti-Money Laundering Officer	Chief Executive Officer of Alaric Compliance Services LLC since June 2004.	N/A

Third Avenue Trust

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2021 and held for the six month period ended October 31, 2021 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Real Estate Value Fund and all hypothetical data.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Trust

Schedule of Shareholder Expenses (continued)

(Unaudited)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period May 1, 2021 to October 31, 2021	Annualized Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000	$ 970.90	$7.05	1.42%
Hypothetical	$1,000	$1,018.05	$7.22	1.42%
Institutional Class
Actual	$1,000	$ 972.30	$5.82	1.17%
Hypothetical	$1,000	$1,019.31	$5.96	1.17%
Z Class
Actual	$1,000	$ 972.70	$5.32	1.07%
Hypothetical	$1,000	$1,019.81	$5.45	1.07%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000	$1,016.90	$7.13	1.40%
Hypothetical	$1,000	$1,018.14	$7.13	1.40%
Institutional Class
Actual	$1,000	$1,017.90	$5.85	1.15%
Hypothetical	$1,000	$1,019.41	$5.85	1.15%
Z Class
Actual	$1,000	$1,018.70	$5.34	1.05%
Hypothetical	$1,000	$1,019.91	$5.35	1.05%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000	$1,081.40	$7.35	1.40%
Hypothetical	$1,000	$1,018.15	$7.12	1.40%
Institutional Class
Actual	$1,000	$1,082.60	$6.04	1.15%
Hypothetical	$1,000	$1,019.41	$5.85	1.15%
Z Class
Actual	$1,000	$1,083.10	$5.51	1.05%
Hypothetical	$1,000	$1,019.91	$5.34	1.05%
Third Avenue International Real Estate Value Fund
Institutional Class
Actual	$1,000	$1,078.70	$5.23	1.00%
Hypothetical	$1,000	$1,020.17	$5.09	1.00%
Z Class
Actual	$1,000	$1,078.50	$5.24	1.00%
Hypothetical	$1,000	$1,020.16	$5.09	1.00%

Third Avenue Trust

Federal Tax Status of Dividends and Distributions

(Unaudited)

The following information represents the tax status of dividends and distributions paid by the Funds during the fiscal year ended October 31, 2020. This information is presented to meet regulatory requirements and no current action on your part is required. The information reported below will differ from the actual amounts taxable to shareholders for the calendar year ending December 31, 2021.

Information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be issued by the Funds in the early part of 2021.

The Funds are required to make certain designations including to designate the portion of any distributions made to shareholders during their fiscal year beginning on November 1, 2020 and ending on October 31, 2021 that were from capital gains. Depending upon your instructions, distributions from the Funds were either paid to you in cash or reinvested into your account.

The following is the breakdown of the aggregate amount of dividends and distributions deemed paid by each Fund during fiscal year ended October 31, 2021:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
Ordinary Income	$3,754,034	$400,024	$171,687	$–
Short-Term Capital Gains Distributions (treated as ordinary income)	–	–	–	–
Long-Term Capital Gains Distributions	–	1,899,982	4,928,304	–

Total Dividends and Distributions	$3,754,034	$2,300,006	$5,099,991	$–

With respect to ordinary dividends paid by the Funds during their fiscal year ended October 31, 2021, the Funds designate the maximum allowable amounts under section 854 of the Internal Revenue Code of 1986. Such designated amounts shall not be less than the following with respect to ordinary dividends:

	Qualified	Dividends Received
	Dividend Income	Deduction
	for Individuals	for Corporations
Third Avenue Value Fund	$3,754,034	68.01%
Third Avenue Small-Cap Value Fund	400,024	100.00%
Third Avenue Real Estate Value Fund	171,687	31.51%
Third Avenue International Real Estate Value Fund	0	0.00%

Third Avenue Trust

Federal Tax Status of Dividends and Distributions (continued)

(Unaudited)

The following Fund intends to elect to pass through to shareholders the income taxes paid to foreign countries which may be eligible for the foreign tax credit in accordance with Section 853 of the Internal Revenue Code of 1986.

Gross foreign source income and foreign tax expense for the year ended October 31, 2021 are as follows:

	Gross Foreign	Foreign Tax
	Source Income	Pass Through
Third Avenue International Real Estate Value Fund	$859,381	$67,282

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

T. Richard Keyes — Treasurer, Chief Financial Officer

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

Guy F. Talarico, Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street,

Philadelphia, PA 19103

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $143,153, without any out of pocket expenses, for the fiscal year ending October 31, 2021, and $100,385, without any out of pocket expenses, for the fiscal year ending October 31, 2020.

Audit-Related Fees

(b)

There were no fees billed in each of the last two fiscal years for assurance and related services by the Trust’s principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a). There were no audit-related services provided to the Trust’s investment adviser or any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust (“Service Affiliates”) during each of the last two years that were required to be pre-approved by the Trust’s Audit Committee.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $60,000 for the fiscal year ending October 31, 2021, and $84,000 for the fiscal year ending October 31, 2020

All Other Fees

(d)

There were no fees billed to the Trust in each of the last two fiscal years for products and services provided by the Trust’s principal accountant, other than the services reported above in Items 4(a) through (c).

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable.

(c)	100.00%

(d)	Not applicable.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $127,000 for the fiscal year ending October 31, 2021, and $84,000 for the fiscal year ending October 31, 2020.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Third Avenue Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	12/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	12/29/2021

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and Chief Financial Officer (principal financial officer)

Date	12/29/2021

* Print the name and title of each signing officer under his or her signature.